UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares	Security	Market Value
	COMMON STOCK - 57.86%
	APPAREL - 1.42%
6,500	Deckers Outdoor Corp. *	$ 477,035
11,200	Sketchers U.S.A., Inc. - Cl. A *	230,384
		707,419
	BANKS - 1.15%
3,500	Goldman Sachs Group, Inc.	572,670

	BIOTECHNOLOGY - 0.39%
5,500	Dendreon Corp. *	192,720

	CHEMICALS - 3.15%
3,300	Agrium, Inc.	291,687
15,800	Mosaic Co.	1,280,432
		1,572,119
	COAL - 1.44%
13,400	Alpha Natural Resources, Inc. *	719,982

	COMMERCIAL SERVICES - 0.50%
6,000	Apollo Group, Inc. *	247,620

	COMPUTERS - 8.36%
5,900	Apple, Inc. *	2,001,988
7,200	Hewlett-Packard Co.	328,968
20,400	Research In Motion Ltd. *	1,205,844
13,900	SanDisk Corp. *	630,643
		4,167,443
	DIVERSIFIED FINANCIAL SERVICES - 0.93%
1,500	CME Group, Inc. - Cl. A	462,840

	FOOD - 0.97%
6,900	General Mills, Inc.	239,982
5,200	Hershey Co.	242,788
		482,770
	HEALTHCARE - PRODUCTS - 2.81%
12,300	Beckman Coulter, Inc.	885,723
1,600	Intuitive Surgical, Inc. *	516,656
		1,402,379
	INTERNET - 12.94%
25,900	Akamai Technologies, Inc. *	1,251,488
10,800	Baidu, Inc. - ADR *	1,173,204
7,800	Ctrip.com International Ltd. - ADR *	321,048
12,600	F5 Networks, Inc. *	1,365,588
10,000	Netease.com - ADR *	403,400
1,800	NetFlix, Inc. *	385,344
18,200	Sina Corp. *	1,551,550
		6,451,622
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value
	LODGING - 3.42%
36,700	Las Vegas Sands Corp. *	$ 1,706,183

	MINING - 9.21%
5,400	Agnico-Eagle Mines Ltd.	369,576
11,800	Eldorado Gold Corp.	190,216
3,400	Freeport-McMoRan Copper & Gold, Inc.	369,750
15,700	Goldcorp, Inc.	631,297
17,600	Newmont Mining Corp.	969,232
5,100	Pan American Silver Corp.	167,331
32,500	Silver Wheaton Corp. *	1,001,000
21,000	Vulcan Materials Co.	893,760
		4,592,162
	OIL & GAS - 6.54%
62,100	Chesapeake Energy Corp.	1,833,813
9,800	InterOil Corp. *	678,160
9,900	Suncor Energy, Inc.	410,949
7,100	Ultra Petroleum Corp. *	338,883
		3,261,805
	OIL & GAS SERVICES - 1.07%
7,800	Baker Hughes, Inc.	534,378

	RETAIL - 0.59%
6,800	J. Crew Group, Inc. *	295,256

	SEMICONDUCTORS - 2.48%
16,200	Cree, Inc. *	817,938
20,400	Rambus, Inc. *	417,996
		1,235,934
	TELECOMMUNICATIONS - 0.49%
6,900	Verizon Communications, Inc.	245,778

	TOTAL COMMON STOCK	28,851,080
	( Cost - $27,226,046)

Contracts	PURCHASED PUT OPTIONS - 4.33%
	Apple, Inc.
17	Expiration April 2011, Exercise Price $230.00	1,071
	Apple, Inc.
8	Expiration July 2011, Exercise Price $290.00	8,304
	Apple, Inc.
19	Expiration July 2011, Exercise Price $300.00	23,940
	Apple, Inc.
15	Expiration July 2011, Exercise Price $325.00	32,025
	Agnico-Eagle Mines Ltd.
54	Expiration August 2011, Exercise Price $70.00	42,930
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 4.33%
	Agrium, Inc.
33	Expiration July 2011, Exercise Price $85.00	$ 21,780
	Akamai Technologies, Inc.
55	Expiration February 2011, Exercise Price $43.00	3,080
	Akamai Technologies, Inc.
40	Expiration May 2011, Exercise Price $47.00	16,200
	Akamai Technologies, Inc.
164	Expiration August 2011, Exercise Price $46.00	81,180
	Alpha Natural Resources
45	Expiration June 2011, Exercise Price $47.00	15,525
	Alpha Natural Resources
89	Expiration September 2011, Exercise Price $52.50	63,279
	Apollo Group, Inc.
60	Expiration February 2011, Exercise Price $40.00	4,620
	Beckman Coulter, Inc.
123	Expiration February 2011, Exercise Price $45.00	615
	Baker Hughes, Inc.
78	Expiration April 2011, Exercise Price $36.00	468
	Baidu.com - ADR
52	Expiration January 2012, Exercise Price $96.00	57,200
	Baidu.com - ADR
28	Expiration January 2012, Exercise Price $98.00	33,880
	Baidu.com - ADR
28	Expiration January 2012, Exercise Price $99.00	34,720
	Chesapeake Energy Corp.
621	Expiration January 2012, Exercise Price $20.00	47,817
	CME Group, Inc.
15	Expiration March 2011, Exercise Price $240.00	600
	Cree, Inc.
40	Expiration January 2012, Exercise Price $45.00	23,000
	Cree, Inc.
74	Expiration January 2012, Exercise Price $50.00	59,940
	Cree, Inc.
48	Expiration March 2011, Exercise Price $50.00	12,288
	Ctrip.com International, Inc.
78	Expiration March 2011, Exercise Price $36.00	7,410
	Deckers Outdoor Corp.
65	Expiration January 2012, Exercise Price $70.00	72,800
	Dendreon Corp.
55	Expiration February 2011, Exercise Price $34.00	3,135
	Eldorado Gold Corp.
118	Expiration January 2012, Exercise Price $15.00	25,370
	Freeport-McMoran Copper & Gold
49	Expiration February 2011, Exercise Price $56.50	147
	Freeport-McMoran Copper & Gold
34	Expiration August 2011, Exercise Price $110.00	46,580
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 4.33%
	F5 Networks, Inc.
47	Expiration January 2012, Exercise Price $100.00	$ 70,171
	F5 Networks, Inc.
31	Expiration January 2012, Exercise Price $120.00	80,910
	F5 Networks, Inc.
48	Expiration January 2012, Exercise Price $95.00	61,440
	Goldcorp, Inc.
69	Expiration July 2011, Exercise Price $41.00	25,875
	Goldcorp, Inc.
88	Expiration July 2011, Exercise Price $43.00	45,320
	General Mills, Inc.
69	Expiration April 2011, Exercise Price $33.00	3,726
	Goldman Sachs Group, Inc.
20	Expiration April 2011, Exercise Price $145.00	3,460
	Goldman Sachs Group, Inc.
15	Expiration April 2011, Exercise Price $155.00	6,075
	Hewlett Packard Company
72	Expiration May 2011, Exercise Price $39.00	4,536
	Hershey Foods Corp.
52	Expiration February 2011, Exercise Price $44.00	1,456
	InterOil Corp.
45	Expiration January 2012, Exercise Price $60.00	38,925
	InterOil Corp.
53	Expiration January 2012, Exercise Price $67.50	64,660
	Intuitive Surgical, Inc.
16	Expiration July 2011, Exercise Price $240.00	7,680
	J. Crew Group, Inc.
68	Expiration January 2012, Exercise Price $40.00	1,496
	Las Vegas Sands Corp.
130	Expiration June 2011, Exercise Price $36.00	21,190
	Las Vegas Sands Corp.
110	Expiration June 2011, Exercise Price $43.00	42,900
	Las Vegas Sands Corp.
28	Expiration June 2011, Exercise Price $50.00	21,140
	Las Vegas Sands Corp.
99	Expiration September 2011, Exercise Price $41.00	43,560
	Mosaic Co.
56	Expiration January 2012, Exercise Price $65.00	30,520
	Mosaic Co.
39	Expiration March 2011, Exercise Price $49.00	429
	Mosaic Co.
63	Expiration September 2011, Exercise Price $75.00	47,628
	Newmont Mining Corp.
93	Expiration March 2011, Exercise Price $55.00	22,041
	Newmont Mining Corp.
51	Expiration June 2011, Exercise Price $55.00	21,930
	Newmont Mining Corp.
32	Expiration June 2011, Exercise Price $57.50	18,400
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 4.33%
	Netflix, Inc.
18	Expiration June 2011, Exercise Price $160.00	$ 11,790
	Netease.com, Inc. - ADR
100	Expiration September 2011, Exercise Price $37.00	32,000
	Pan American Silver Corp.
51	Expiration July 2011, Exercise Price $37.00	33,150
	Research In Motion Ltd.
44	Expiration March 2011, Exercise Price $52.50	3,080
	Research In Motion Ltd.
44	Expiration September 2011, Exercise Price $52.50	18,304
	Research In Motion Ltd.
34	Expiration September 2011, Exercise Price $55.00	17,510
	Research In Motion Ltd.
82	Expiration September 2011, Exercise Price $57.50	50,430
	Rambus, Inc.
204	Expiration January 2012, Exercise Price $17.50	47,328
	SINA Corp.
45	Expiration January 2012, Exercise Price $50.00	10,575
	SINA Corp.
45	Expiration January 2012, Exercise Price $80.00	58,500
	SINA Corp.
35	Expiration June 2011, Exercise Price $60.00	5,775
	SINA Corp.
57	Expiration June 2011, Exercise Price $67.50	18,240
	Sketchers USA, Inc. - Cl. A
112	Expiration January 2012, Exercise Price $20.00	35,840
	Silver Wheaton Corp.
162	Expiration January 2012, Exercise Price $30.00	90,720
	Silver Wheaton Corp.
77	Expiration January 2012, Exercise Price $35.00	65,450
	Silver Wheaton Corp.
86	Expiration June 2011, Exercise Price $33.00	44,290
	SanDisk Corp.
63	Expiration April 2011, Exercise Price $37.00	4,599
	SanDisk Corp.
76	Expiration July 2011, Exercise Price $50.00	59,280
	Suncor Energy, Inc.
99	Expiration September 2011, Exercise Price $36.00	22,176
	Ultra Pertoleum Corporation
71	Expiration March 2011, Exercise Price $40.00	1,420
	Vulcan Materials Co.
210	Expiration August 2011, Exercise Price $42.00	92,400
	Verizon Communications, Inc.
69	Expiration October 2011, Exercise Price $32.00	10,971

	TOTAL PURCHASED OPTIONS	2,159,200
	( Cost - $3,066,759)
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value
	SHORT-TERM INVESTMENTS - 49.65%
	MONEY MARKET FUND - 49.65%
24,760,006	Dreyfus Treasury Prime Cash Management, 0.00% +	$ 24,760,006
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $24,760,006)

	TOTAL INVESTMENTS - 111.84%
	( Cost - $51,970,065) (a)	55,770,286
	CALL OPTIONS WRITTEN - (7.19%)	(3,586,265)
	OTHER LIABILITIES LESS ASSETS - (4.65%)	(2,316,795)
	NET ASSETS - 100.00%	$ 49,867,226

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on January 31, 2011.
ADR - American Depositary Receipt

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (7.19%)
	Apple, Inc.
17	Expiration April 2011, Exercise Price $260.00	$ 137,275
	Apple, Inc.
8	Expiration July 2011, Exercise Price $330.00	26,000
	Apple, Inc.
19	Expiration July 2011, Exercise Price $340.00	52,155
	Apple, Inc.
15	Expiration July 2011, Exercise Price $360.00	27,300
	Agnico Eagle Mines Ltd.
54	Expiration August 2011, Exercise Price $80.00	15,552
	Agrium, Inc.
33	Expiration July 2011, Exercise Price $95.00	17,490
	Akamai Technologies, Inc.
55	Expiration February 2011, Exercise Price $49.00	11,385
	Akamai Technologies, Inc.
40	Expiration May 2011, Exercise Price $52.50	12,200
	Akamai Technologies, Inc.
164	Expiration August 2011, Exercise Price $52.50	72,980
	Alpha Natural Resources
45	Expiration June 2011, Exercise Price $52.50	31,500
	Alpha Natural Resources
89	Expiration September 2011, Exercise Price $60.00	46,725
	Apollo Group, Inc.
60	Expiration February 2011, Exercise Price $45.00	1,140
	Beckman Coulter, Inc.
123	Expiration February 2011, Exercise Price $50.00	268,140
	Baker Hughes, Inc.
78	Expiration April 2011, Exercise Price $41.00	216,060
	Baidu.com - ADR
108	Expiration January 2012, Exercise Price $120.00	140,400
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.19%)
	Chesapeake Energy Corp.
621	Expiration January 2012, Exercise Price $25.00	$ 397,440
	CME Group, Inc.
15	Expiration March 2011, Exercise Price $270.00	59,400
	Cree, Inc.
40	Expiration January 2012, Exercise Price $57.50	23,800
	Cree, Inc.
74	Expiration January 2012, Exercise Price $60.00	38,480
	Cree, Inc.
48	Expiration March 2011, Exercise Price $55.00	5,856
	Ctrip.com International, Inc.
78	Expiration March 2011, Exercise Price $41.00	23,790
	Deckers Outdoor Corp.
65	Expiration January 2012, Exercise Price $85.00	55,900
	Dendreon Corp.
55	Expiration February 2011, Exercise Price $39.00	935
	Eldorado Gold Corp.
118	Expiration January 2012, Exercise Price $20.00	16,520
	Freeport-McMoran Copper & Gold
34	Expiration August 2011, Exercise Price $125.00	20,400
	F5 Networks, Inc.
95	Expiration January 2012, Exercise Price $115.00	166,250
	F5 Networks, Inc.
31	Expiration January 2012, Exercise Price $145.00	27,590
	Goldcorp, Inc.
69	Expiration July 2011, Exercise Price $46.00	9,522
	Goldcorp, Inc.
88	Expiration July 2011, Exercise Price $49.00	8,096
	General Mills, Inc.
69	Expiration April 2011, Exercise Price $38.00	1,932
	Goldman Sachs Group, Inc.
20	Expiration April 2011, Exercise Price $160.00	17,900
	Goldman Sachs Group, Inc.
15	Expiration April 2011, Exercise Price $170.00	6,000
	Hewlett Packard Company
72	Expiration May 2011, Exercise Price $44.00	23,400
	Hershey Foods Corp.
52	Expiration February 2011, Exercise Price $50.00	936
	InterOil Corp.
45	Expiration January 2012, Exercise Price $75.00	51,075
	InterOil Corp.
53	Expiration January 2012, Exercise Price $85.00	41,340
	Intuitive Surgical, Inc.
16	Expiration July 2011, Exercise Price $270.00	101,280
	J. Crew Group, Inc.
68	Expiration January 2012, Exercise Price $50.00	1,564
	Las Vegas Sands Corp.
130	Expiration June 2011, Exercise Price $41.00	111,800
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.19%)
	Las Vegas Sands Corp.
66	Expiration June 2011, Exercise Price $48.00	$ 33,000
	Las Vegas Sands Corp.
44	Expiration June 2011, Exercise Price $49.00	20,240
	Las Vegas Sands Corp.
28	Expiration June 2011, Exercise Price $57.50	5,992
	Las Vegas Sands Corp.
99	Expiration September 2011, Exercise Price $47.00	68,805
	Mosaic Co.
56	Expiration January 2012, Exercise Price $80.00	71,064
	Mosaic Co.
39	Expiration March 2011, Exercise Price $55.00	102,336
	Mosaic Co.
63	Expiration September 2011, Exercise Price $85.00	53,046
	Newmont Mining Corp.
93	Expiration March 2011, Exercise Price $62.50	3,255
	Newmont Mining Corp.
51	Expiration June 2011, Exercise Price $62.50	7,395
	Newmont Mining Corp.
32	Expiration June 2011, Exercise Price $65.00	3,104
	Netflix, Inc.
18	Expiration June 2011, Exercise Price $180.00	80,550
	Netease.com, Inc. - ADR
100	Expiration September 2011, Exercise Price $42.00	40,000
	Pan American Silver Corp.
51	Expiration July 2011, Exercise Price $42.00	6,375
	Research In Motion, Ltd.
44	Expiration March 2011, Exercise Price $60.00	10,560
	Research In Motion, Ltd.
78	Expiration September 2011, Exercise Price $62.50	43,836
	Research In Motion, Ltd.
82	Expiration September 2011, Exercise Price $65.00	38,950
	Rambus, Inc.
204	Expiration January 2012, Exercise Price $22.50	70,380
	SINA Corp.
45	Expiration January 2012, Exercise Price $100.00	49,050
	SINA Corp.
45	Expiration January 2012, Exercise Price $62.50	126,000
	SINA Corp.
35	Expiration June 2011, Exercise Price $67.50	72,800
	SINA Corp.
57	Expiration June 2011, Exercise Price $75.00	92,910
	Sketchers USA, Inc. - Cl. A
112	Expiration January 2012, Exercise Price $25.00	21,840
	Silver Wheaton Corp.
103	Expiration January 2012, Exercise Price $35.00	47,895
	Silver Wheaton Corp.
59	Expiration January 2012, Exercise Price $40.00	20,355
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.19%)
	Silver Wheaton Corp.
77	Expiration January 2012, Exercise Price $45.00	$ 19,250
	Silver Wheaton Corp.
86	Expiration June 2011, Exercise Price $38.00	15,050
	SanDisk Corp.
63	Expiration April 2011, Exercise Price $42.00	34,020
	SanDisk Corp.
76	Expiration July 2011, Exercise Price $55.00	15,048
	Suncor Energy, Inc.
99	Expiration September 2011, Exercise Price $41.00	43,560
	Ultra Pertoleum Corporation
71	Expiration March 2011, Exercise Price $45.00	26,270
	Vulcan Materials Co.
210	Expiration August 2011, Exercise Price $48.00	48,300
	Verizon Communications, Inc.
69	Expiration October 2011, Exercise Price $38.00	7,521
	TOTAL CALL OPTIONS WRITTEN	3,586,265
	( Cost - $3,082,746)

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,174,625
	Unrealized Depreciation:	(2,960,670)
	Net Unrealized Appreciation:	$ 213,955

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 28,851,080	$ -	$ -	$ 28,851,080
Short -Term Investments	24,760,006	-	-	$ 24,760,006
Purchased Options	2,159,200	-	-	$ 2,159,200
Total	$ 55,770,286	$ -	$ -	$ 55,770,286

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 3,586,265	$ -	$ -	$ 3,586,265
Total	$ 3,586,265	$ -	$ -	$ 3,586,265
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/30/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/30/11